UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR

                              CERTIFIED SHAREHOLDER
              REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number: 811-09121
                             JNL VARIABLE FUND LLC
               (Exact name of registrant as specified in charter)

                       1 Corporate Way, Lansing, MI 48951
              (Address of principal executive offices) (Zip code)

                                Thomas J. Meyer
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                               Lansing, MI 48951
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517 381-5500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003


Item 1. Report to Shareholders.

[GRAPHIC OMITTED]

Dear Investors:

We are pleased to provide you with this report on the operations of the JNL Series Trust and the JNL Variable Funds LLC for the six-month period ending June 30, 2003.

During the first quarter of 2003, the equity markets continued the trend seen in the prior three years of extreme volatility and poor returns. However, with the biggest uncertainty being removed with the end of the Iraq war, the equity markets posted excellent returns during the 2nd quarter and produced positive returns for the entire 1st half of the year.

Equity market indicators for the six-month period ending June 30, 2003, show the Dow Jones was up over 9%; the S&P 500 was up almost 12%; the EAFE Index (a proxy for International Stock Markets) was up almost 10%, and the NASDAQ was up almost 22%. To highlight the various subsets of the U.S. equity market, small cap stocks outpaced the large caps and growth stocks generally fared better than value stocks.

Fixed income market indicators for the six-month period ending June 30, 2003, show the Lehman Brothers Aggregate Bond Index was up almost 4% and the Merrill Lynch High Yield Index was up over 17%.

Typically, the stock markets begin to rise about six months in advance of an economic recovery. If the experts are correct and if history repeats itself, the U.S. economy should begin to see a moderate recovery near the end of the year. The Federal Reserve Board cut its federal funds rate to 1.0% - the lowest level in 45 years. Most experts are predicting that the Fed is done cutting interest rates and that they should begin to rise modestly. Through any market environment, we believe that our investors should maintain a disciplined, long-term investment plan.

The JNL Series Trust and JNL Variable Funds LLC offer a wide variety of Funds, each with its own investment objective and strategies. The performance of each Fund is influenced by its investment objective and the investment style of its money managers, as well as the market environment. We hope that our wide selection of Funds allows you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles that will help you meet your financial goals.

Respectfully,

/s/ Andrew B. Hopping

Andrew B. Hopping
Chairman
JNL Series Trust
JNL Variable Funds LLC

JNL VARIABLE FUNDS (Unaudited)
SCHEDULES OF INVESTMENTS (in thousands)
June 30, 2003

                                                                    Shares          Value
------------------------------------------------------------------------------------------------

FIRST TRUST/JNL COMMUNICATIONS SECTOR FUND
COMMON STOCKS - 99.6%
---------------------
MEDIA - 10.8%
         AOL Time Warner Inc. (b)                                      24      $        385
         Comcast Corp. - Special Class A (b)                           13               377
                                                                               ------------
                                                                                        762
TELECOMMUNICATIONS - 47.2%
         Alltel Corp.                                                   6               288
         BellSouth Corp.                                               12               315
         CenturyTel Inc.                                               11               370
         Cia de Telecomunicaciones de Chile SA - ADR (b)               32               382
         Commonwealth Telephone Enterprises Inc. (b)                    8               336
         SBC Communications Inc.                                       11               280
         Telefonica SA - ADR (b)                                       12               404
         Telefonos de Mexico SA de CV - ADR                            10               299
         Telephone & Data Systems Inc.                                  7               337
         Verizon Communications Inc.                                    8               316
                                                                               ------------
                                                                                      3,327
TELECOMMUNICATIONS EQUIPMENT - 17.6%
         Cisco Systems Inc. (b)                                        23               380
         Nokia Oyj - ADR                                               20               322
         UTStarcom Inc. (b)                                            15               541
                                                                               ------------
                                                                                      1,243
WIRELESS TELECOMMUNICATIONS - 24.0%
         AT&T Wireless Services Inc. (b)                               51               423
         NTT DoCoMo Inc. - ADR                                         16               359
         Qualcomm Inc.                                                  9               304
         SK Telecom Co. Ltd. - ADR                                     15               279
         Vodafone Group Plc - ADR                                      17               326
                                                                               ------------
                                                                                      1,691
                                                                               ------------

         Total Common Stocks (cost $9,133)                                            7,023
                                                                               ------------

SHORT TERM INVESTMENTS - 0.5%
-----------------------------
MONEY MARKET FUNDS - 0.5%
         Dreyfus Cash Management Plus, 1.07% (a)                       31               31
                                                                               ------------

         Total Short Term Investments (cost $31)                                        31
                                                                               ------------

TOTAL INVESTMENTS - 100.1% (COST $9,164)                                             7,054
----------------------------------------                                       -----------

OTHER ASSETS AND LIABILITIES, NET -  (0.1%)                                             (4)
-------------------------------------------                                    -----------

TOTAL NET ASSETS - 100%                                                        $     7,050
=======================                                                        ===========

FIRST TRUST/JNL ENERGY SECTOR FUND
COMMON STOCKS - 99.0%
---------------------
OIL & GAS PRODUCERS - 83.3%
         Anadarko Petroleum Corp.                                              $        252
         Apache Corp.                                                  5                326
         Canadian Natural Resources Ltd.                               9                367
         ChevronTexaco Corp.                                           4                296
         ConocoPhillips                                                6                309
         Devon Energy Corp.                                            6                319
         EnCana Corp.                                                  9                340
         ENI SpA - ADR                                                 3                264
         Exxon Mobil Corp.                                             8                283
         GlobalSantaFe Corp.                                          11                265
         Marathon Oil Corp.                                           13                338
         Nabors Industries Ltd. (b)                                    8                311
         Newfield Exploration Co. (b)                                  8                286
         Noble Corp. (b)                                               8                270
         Patina Oil & Gas Corp.                                       11                347
         Petro-Canada                                                  9                351
         Precision Drilling Corp. (b)                                  8                318
         Royal Dutch Petroleum Co. - NYS                               6                289
         Total SA - ADR                                                4                297
         Valero Energy Corp.                                           8                273
         XTO Energy Inc.                                              15                297
                                                                               ------------
                                                                                      6,398

OIL & GAS SERVICES - 15.7%
         BJ Services Co. (b)                                           9                320
         Schlumberger Ltd.                                             7                334
         Tidewater Inc.                                                9                263
         Weatherford International Ltd. (b)                            7                291
                                                                               ------------
                                                                                      1,208
                                                                               ------------

         Total Common Stocks (cost $7,015)                                            7,606
                                                                               ------------

SHORT TERM INVESTMENTS - 0.6%
-----------------------------
MONEY MARKET FUNDS - 0.6%
         Dreyfus Cash Management Plus, 1.07% (a)                      47                 47
                                                                               ------------

         Total Short Term Investments (cost $47)                                         47
                                                                               ------------

TOTAL INVESTMENTS - 99.6% (COST $7,062)                                               7,653
---------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                 27
----------------------------------------                                       ------------

TOTAL NET ASSETS - 100%                                                        $      7,680
-----------------------                                                        ============

FIRST TRUST/JNL FINANCIAL SECTOR FUND
COMMON STOCKS - 99.4%
---------------------
BANKS - 25.0%
         Bank of America Corp.                                         7       $        517
         Charter One Financial Inc.                                   15                477
         Commerce Bancshares Inc.                                     12                453
         SouthTrust Corp.                                             18                496
         SunTrust Banks Inc.                                           8                453
         TCF Financial Corp.                                          10                398
         US Bancorp.                                                  21                507
         Wells Fargo & Co.                                            10                486
                                                                               ------------
                                                                                      3,787
DIVERSIFIED FINANCIAL SERVICES - 38.9%
         Bear Stearns Cos. Inc.                                        8                549
         Capital One Financial Corp.                                  14                693
         Citigroup Inc.                                               13                550
         Countrywide Financial Corp.                                   9                610
         Fannie Mae                                                    7                468
         Freddie Mac                                                   8                390
         Goldman Sachs Group Inc.                                      6                541
         Lehman Brothers Holdings Inc.                                 8                561
         MBNA Corp.                                                   24                497
         Merrill Lynch & Co. Inc.                                     12                557
         Morgan Stanley                                               11                483
                                                                               ------------
                                                                                      5,899
INSURANCE - 28.6%
         AFLAC Inc.                                                   15                465
         Allstate Corp.                                               12                426
         AMBAC Financial Group Inc.                                    8                532
         American International Group Inc.                             8                436
         John Hancock Financial Services Inc.                         16                501
         MBIA Inc.                                                    10                501
         MetLife Inc.                                                 17                470
         Old Republic International Corp.                             16                553
         Radian Group Inc.                                            12                452
                                                                               ------------
                                                                                      4,336
SAVINGS & Loans - 6.9%
         Golden West Financial Corp.                                   6                502
         Washington Mutual Inc.                                       13                536
                                                                               ------------
                                                                                      1,038

         Total Common Stocks (cost $14,852)                                          15,060
                                                                               ------------

SHORT TERM INVESTMENTS - 0.6%
-----------------------------
MONEY MARKET FUNDS - 0.6%
         Dreyfus Cash Management Plus, 1.07% (a)                      85                 85
                                                                               ------------

         Total Short Term Investments (cost $85)                                         85
                                                                               ------------

TOTAL INVESTMENTS - 100.0% (COST $14,937)                                            15,145
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                  7
----------------------------------------                                       ------------

TOTAL NET ASSETS - 100%                                                        $     15,152
-----------------------                                                        ============

FIRST TRUST/JNL GLOBAL TARGET 15 FUND
COMMON STOCKS - 97.8%
---------------------
AEROSPACE & Defense - 7.2%
         BAE Systems Plc                                           1,891       $      4,448

AUTO PARTS & Equipment - 6.6%
         GKN Plc                                                   1,124              4,128

DIVERSIFIED FINANCIAL SERVICES - 8.5%
         JPMorgan Chase & Co.                                        155              5,302

ENGINEERING & Construction - 11.4%
         Cheung Kong Infrastructure Holdings Ltd.                  2,181              4,222
         New World Development Co. Ltd.                            7,388              2,866
                                                                               ------------
                                                                                      7,088
HOLDING COMPANIES - Diversified - 6.0%
         Citic Pacific Ltd.                                        2,042              3,731

INSURANCE - 7.0%
         Royal & Sun Alliance Insurance Group Plc                  1,911              4,375

MANUFACTURING - 14.2%
         General Electric Co.                                        152              4,356
         Honeywell International Inc.                                166              4,446
                                                                               ------------
                                                                                      8,802
MEDIA - 6.0%
         Reuters Group Plc                                         1,297              3,762

REAL ESTATE - 5.6%
         Hang Lung Properties Ltd.                                 3,870              3,498

TELECOMMUNICATIONS - 10.0%
         AT&T Corp.                                                  143              2,750
         SBC Communications Inc.                                     136              3,486
                                                                               ------------
                                                                                      6,236
TRANSPORTATION - 15.3%
         MTR Corp.                                                 3,538              4,061
         Peninsular and Oriental Steam Navigation Co.              1,407              5,456
                                                                               ------------
                                                                                      9,517
                                                                               ------------

         Total Common Stocks (cost $58,000)                                          60,887
                                                                               ------------


SHORT TERM INVESTMENTS - 1.9%
-----------------------------
MONEY MARKET FUNDS - 1.9%
         Dreyfus Cash Management Plus, 1.07% (a)                   1,184              1,184
                                                                               ------------
         Total Short Term Investments (cost $1,184)                                   1,184
                                                                               ------------

TOTAL INVESTMENTS - 99.7% (COST $59,184)                                             62,071
----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.3%                                                165
----------------------------------------                                       ------------

TOTAL NET ASSETS - 100%                                                        $     62,236
-----------------------                                                        ============

FIRST TRUST/JNL LEADING BRANDS SECTOR FUND
COMMON STOCKS - 98.6%
---------------------
APPAREL - 9.8%
         Columbia Sportswear Co. (b)                                   7       $        346
         Jones Apparel Group Inc. (b)                                  9                254
         Liz Claiborne Inc.                                           10                361
                                                                               ------------
                                                                                        961
BANKS - 3.5%
         Bank of America Corp.                                         4                343

BEVERAGES - 6.4%
         Anheuser-Busch Cos. Inc.                                      6                313
         PepsiCo Inc.                                                  7                316
                                                                               ------------
                                                                                        629
COMPUTERS - 3.5%
         Dell Computer Corp. (b)                                      11                343

COSMETICS & PERSONAL CARE - 13.2%
         Avon Products Inc.                                            5                331
         Colgate-Palmolive Co.                                         5                316
         Kimberly-Clark Corp.                                          6                331
         Procter & Gamble Co.                                          3                310
                                                                               ------------
                                                                                      1,288
DIVERSIFIED FINANCIAL SERVICES - 3.7%
         Citigroup Inc.                                                8                359

FOOD - 9.1%
         Dean Foods Co. (b)                                           12                389
         Kraft Foods Inc.                                              8                251
         Sara Lee Corp.                                               13                249
                                                                               ------------
                                                                                        889
HEALTHCARE - 3.0%
         Johnson & Johnson                                             6                289

HOUSEHOLD PRODUCTS - 6.4%
         Clorox Co.                                                    7                292
         Fortune Brands Inc.                                           6                337
                                                                               ------------
                                                                                        629
INSURANCE - 3.2%
         American International Group Inc.                             6                315

LEISURE TIME - 9.9%
         Carnival Corp.                                               12                391
         Harley-Davidson Inc.                                          7                262
         Polaris Industries Inc.                                       5                315
                                                                               ------------
                                                                                        968
MEDIA - 4.0%
         AOL Time Warner Inc. (b)                                     24                387

PHARMACEUTICALS - 6.5%
         Merck & Co. Inc.                                              5                317
         Pfizer Inc.                                                   9                316
                                                                               ------------
                                                                                        633
RETAIL - 3.4%
         Outback Steakhouse Inc.                                       9                336

SOFTWARE - 3.2%
         Microsoft Corp.                                              12                309

TELECOMMUNICATIONS EQUIPMENT - 3.8%
         Cisco Systems Inc. (b)                                       23                376

TOBACCO - 3.4%
         Altria Group Inc.                                             7                330

TOYS & HOBBIES - 2.6%
         Mattel Inc.                                                  13                253
                                                                               ------------

         Total Common Stocks (cost $8,869)                                            9,637
                                                                               ------------

SHORT TERM INVESTMENTS - 1.2%
-----------------------------
MONEY MARKET FUNDS - 1.2%
         Dreyfus Cash Management Plus, 1.07% (a)                     119                119
                                                                               ------------

         Total Short Term Investments (cost $119)                                       119
                                                                               ------------

TOTAL INVESTMENTS - 99.8% (COST $8,988)                                               9,756
---------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                 20
----------------------------------------                                       ------------

TOTAL NET ASSETS - 100%                                                        $      9,776
-----------------------                                                        ============

FIRST TRUST/JNL PHARMACEUTICAL/HEALTHCARE SECTOR FUND
COMMON STOCKS - 99.7%
---------------------
BIOTECHNOLOGY - 18.7%
         Amgen Inc. (b)                                               14      $         963
         Bio-Rad Laboratories Inc. - Class A (b)                      17                958
         Genentech Inc. (b)                                           21              1,492
         IDEC Pharmaceuticals Corp. (b)                               21                723
                                                                               ------------
                                                                                      4,136
HEALTHCARE - 25.6%
         Guidant Corp.                                                23              1,041
         Health Management Associates Inc.                            40                736
         Johnson & Johnson                                            13                696
         Medtronic Inc.                                               16                757
         Quest Diagnostics Inc. (b)                                   12                771
         WellPoint Health Networks Inc. (b)                           10                868
         Zimmer Holdings Inc. (b)                                     18                801
                                                                               ------------
                                                                                      5,670
PHARMACEUTICALS - 55.4%
         Abbott Laboratories                                          19                832
         AdvancePCS (b)                                               24                916
         AmerisourceBergen Corp.                                      13                922
         Barr Laboratories Inc. (b)                                   16              1,037
         Biovail Corp. (b)                                            26              1,221
         Cardinal Health Inc.                                         12                799
         Eli Lilly & Co.                                              11                781
         Express Scripts Inc. - Class A (b)                           15                993
         Forest Laboratories Inc. (b)                                 13                702
         Medimmune Inc. (b)                                           26                932
         Merck & Co. Inc.                                             13                770
         Pfizer Inc.                                                  23                797
         Sanofi-Synthelabo SA                                         24                696
         Wyeth                                                        19                853
                                                                               ------------
                                                                                     12,251
                                                                               ------------

         Total Common Stocks (cost $20,145)                                          22,057
                                                                               ------------

SHORT TERM INVESTMENTS - 0.4%
-----------------------------
MONEY MARKET FUNDS - 0.4%
         Dreyfus Cash Management Plus, 1.07% (a)                      92                 92
                                                                               ------------

         Total Short Term Investments (cost $92)                                         92
                                                                               ------------

TOTAL INVESTMENTS - 100.1% (COST $20,237)                                            22,149
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.1%)                                             (15)
-------------------------------------------                                    ------------

TOTAL NET ASSETS - 100%                                                        $     22,134
-----------------------                                                        ============

FIRST TRUST/JNL TARGET 25 FUND
COMMON STOCKS - 99.0%
---------------------
AUTO MANUFACTURERS - 4.4%
         DaimlerChrysler AG                                           90       $      3,120

BUILDING MATERIALS - 3.9%
         Lennox International Inc.                                   217              2,793

CHEMICALS - 3.9%
         Lubrizol Corp.                                               90              2,785

COMPUTERS - 4.6%
         Electronic Data Systems Corp.                               154              3,307

ELECTRICAL COMPONENTS & EQUIPMENT - 3.9%
         Emerson Electric Co.                                         54              2,763

ENTERTAINMENT - 4.4%
         Regal Entertainment Group - Class A                         132              3,115

FOOD - 3.8%
         Kellogg Co.                                                  79              2,706

FOREST PRODUCTS & Paper - 20.5%
         Georgia-Pacific Corp.                                       171              3,245
         Rayonier Inc.                                                92              3,027
         Temple-Inland Inc.                                           62              2,640
         Wausau-Mosinee Paper Corp.                                  248              2,777
         Weyerhaeuser Co.                                             56              3,004
                                                                               ------------
                                                                                     14,693
HAND & MACHINE TOOLS - 3.0%
         Stanley Works                                                79              2,176

HOUSEHOLD PRODUCTS - 5.1%
         Moore Wallace Inc. (b)                                       45                661
         Russ Berrie & Co. Inc.                                       81              2,954
                                                                               ------------
                                                                                      3,615
LODGING - 4.6%
         Starwood Hotels & Resorts Worldwide Inc.                    115              3,296

MACHINERY - 9.0%
         Briggs & Stratton Corp.                                      64              3,256
         Rockwell Automation Inc.                                    132              3,148
                                                                               ------------
                                                                                      6,404
MANUFACTURING - 7.8%
         Harsco Corp.                                                 87              3,133
         Textron Inc.                                                 64              2,480
                                                                               ------------
                                                                                      5,613
MINING - 5.1%
         Consol Energy Inc.                                          161              3,664

OIL & GAS PRODUCERS - 8.6%
         ConocoPhillips                                               56              3,079
         Sunoco Inc.                                                  82              3,092
                                                                               ------------
                                                                                      6,171
PACKAGING & CONTAINERS - 3.2%
         Abitibi-Consolidated Inc.                                   355              2,274

PHARMACEUTICALS - 3.2%
         Schering-Plough Corp.                                       123              2,293
                                                                               ------------

         Total Common Stocks (cost $67,812)                                          70,788
                                                                               ------------

SHORT TERM INVESTMENTS - 1.4%

MONEY MARKET FUNDS - 1.4%
         Dreyfus Cash Management Plus, 1.07% (a)                     993                993
                                                                               ------------

         Total Short Term Investments (cost $993)                                       993
                                                                               ------------

TOTAL INVESTMENTS - 100.4% (COST $68,805)                                            71,781
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.4%)                                            (277)
-------------------------------------------                                    ------------

TOTAL NET ASSETS - 100%                                                        $     71,504
-----------------------                                                        ============

FIRST TRUST/JNL TARGET SMALL-CAP FUND
COMMON STOCKS - 99.2%
---------------------
AEROSPACE & DEFENSE - 3.2%
         Curtiss-Wright Corp.                                         14       $        893
         Engineered Support Systems Inc.                              38              1,607
                                                                               ------------
                                                                                      2,500
ALTERNATIVE ENERGY - 1.3%
         Headwaters Inc. (b)                                          66                975

APPAREL - 4.0%
         Gymboree Corp. (b)                                           76              1,272
         Quiksilver Inc. (b)                                         113              1,871
                                                                               ------------
                                                                                      3,143
BANKS - 10.9%
         East-West Bancorp. Inc.                                      58              2,087
         Texas Regional Bancshares Inc. - Class A                     70              2,446
         UCBH Holdings Inc.                                           95              2,726
         Wintrust Financial Corp.                                     41              1,220
                                                                               ------------
                                                                                      8,479
BEVERAGES - 0.7%
         Peet's Coffee & Tea Inc. (b)                                 30                527

BUILDING MATERIALS - 2.4%
         Lennox International Inc.                                   145              1,866

COMMERCIAL SERVICES - 4.1%
         Dollar Thrifty Automotive Group (b)                          58              1,081
         FTI Consulting Inc. (b)                                      85              2,113
                                                                               ------------
                                                                                      3,194
ELECTRONICS - 2.4%
         Benchmark Electronics Inc. (b)                               60              1,842

HEALTHCARE - 5.0%
         AMERIGROUP Corp. (b)                                         46              1,726
         Merit Medical Systems Inc. (b)                               33                669
         Sierra Health Services Inc. (b)                              74              1,489
                                                                               ------------
                                                                                      3,884
HOME BUILDERS - 6.5%
         Hovnanian Enterprises Inc. - Class A (b)                     58              3,415
         Meritage Corp. (b)                                           33              1,648
                                                                               ------------
                                                                                      5,063
HOUSEHOLD PRODUCTS - 6.5%
         Fossil Inc. (b)                                             112              2,648
         Toro Co.                                                     59              2,359
                                                                               ------------
                                                                                      5,007
INSURANCE - 2.7%
         LandAmerica Financial Group Inc.                             45              2,128

MANUFACTURING - 1.8%
         AO Smith Corp.                                               49              1,367

OIL & GAS PRODUCERS - 6.4%
         Patina Oil & Gas Corp.                                       84              2,696
         Unit Corp. (b)                                              108              2,251
                                                                               ------------
                                                                                      4,947
RETAIL - 22.1%
         Brown Shoe Co. Inc.                                          45              1,350
         Claire's Stores Inc.                                        111              2,807
         Guitar Center Inc. (b)                                       57              1,654
         Lone Star Steakhouse & Saloon Inc.                           50              1,098
         Nu Skin Enterprises Inc.                                     87                909
         Pacific Sunwear of California (b)                           119              2,878
         Panera Bread Co. - Class A (b)                               66              2,645
         PF Chang's China Bistro Inc. (b)                             61              2,979
         Sharper Image Corp. (b)                                      32                876
                                                                               ------------
                                                                                     17,196
SAVINGS & LOANS - 10.1%
         Brookline Bancorp. Inc.                                     142              1,986
         First Niagara Financial Group Inc.                          174              2,423
         Flagstar Bancorp. Inc.                                      140              3,434
                                                                               ------------
                                                                                      7,843
SEMICONDUCTORS - 2.4%
         Omnivision Technologies Inc. (b)                             59              1,856

SOFTWARE - 3.6%
         Take-Two Interactive Software Inc. (b)                      100              2,826

TRANSPORTATION - 3.1%
         Landstar System Inc. (b)                                     38              2,387
                                                                               ------------

         Total Common Stocks (cost $65,892)                                          77,030
                                                                               ------------

SHORT TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
         Dreyfus Cash Management Plus, 1.07% (a)                   1,100              1,100
                                                                               ------------

         Total Short Term Investments (cost $1,100)                                   1,100
                                                                               ------------

TOTAL INVESTMENTS - 100.6% (COST $66,992)                                            78,130
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.6%)                                            (502)
-------------------------------------------                                    ------------

TOTAL NET ASSETS - 100%                                                        $     77,628
-----------------------                                                        ============

FIRST TRUST/JNL TECHNOLOGY SECTOR FUND
COMMON STOCKS - 99.4%
---------------------
COMPUTERS - 22.8%
         Affiliated Computer Services Inc. - Class A (b)              11       $        517
         Dell Computer Corp. (b)                                      22                690
         Hewlett-Packard Co.                                          33                705
         Lexmark International Inc. (b)                               10                691
         SunGard Data Systems Inc. (b)                                25                641
         Synopsys Inc. (b)                                            12                769
                                                                               ------------
                                                                                      4,013
ELECTRONICS - 8.0%
         Celestica Inc. (b)                                           42                663
         Flextronics International Ltd. (b)                           71                736
                                                                               ------------
                                                                                      1,399
INTERNET - 8.5%
         Check Point Software Technologies Ltd. (b)                   44                860
         Symantec Corp. (b)                                           14                629
                                                                               ------------
                                                                                      1,489
SEMICONDUCTORS - 18.6%
         Applied Materials Inc. (b)                                   43                689
         Intel Corp.                                                  36                758
         Maxim Integrated Products Inc.                               17                588
         Novellus Systems Inc. (b)                                    21                763
         Skyworks Solutions Inc. (b)                                  70                477
                                                                               ------------
                                                                                      3,275
SOFTWARE - 30.4%
         Adobe Systems Inc.                                           23                725
         Electronic Arts Inc. (b)                                     11                839
         First Data Corp.                                             16                668
         Microsoft Corp.                                              22                571
         Oracle Corp. (b)                                             53                636
         SAP AG - ADR                                                 30                873
         Veritas Software Corp. (b)                                   36              1,031
                                                                               ------------
                                                                                      5,343
TELECOMMUNICATIONS EQUIPMENT - 7.9%
         Cisco Systems Inc. (b)                                       44                742
         Nokia Oyj - ADR                                              39                640
                                                                               ------------
                                                                                      1,382
WIRELESS TELECOMMUNICATIONS - 3.2%
         Qualcomm Inc.                                                16                568
                                                                               ------------

         Total Common Stocks (cost $20,200)                                          17,469
                                                                               ------------

SHORT TERM INVESTMENTS - 0.7%
-----------------------------
MONEY MARKET FUNDS - 0.7%
         Dreyfus Cash Management Plus, 1.07% (a)                     130                130
                                                                               ------------

         Total Short Term Investments (cost $130)                                       130
                                                                               ------------

TOTAL INVESTMENTS - 100.1% (COST $20,330)                                            17,599
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.1%)                                             (17)
-------------------------------------------                                    ------------

TOTAL NET ASSETS - 100%                                                        $     17,582
-----------------------                                                        ============

FIRST TRUST/JNL THE DOW(SM) TARGET 10 FUND
COMMON STOCKS - 99.1%
---------------------
AUTO MANUFACTURERS - 9.2%
         General Motors Corp.                                        312       $     11,233

CHEMICALS - 9.3%
         E.I. Du Pont de Nemours and Co.                             273             11,353

DIVERSIFIED FINANCIAL SERVICES - 13.4%
         JPMorgan Chase & Co.                                        481             16,436

MACHINERY - 11.5%
         Caterpillar Inc.                                            254             14,121

MANUFACTURING - 29.6%
         Eastman Kodak Co.                                           325              8,880
         General Electric Co.                                        471             13,504
         Honeywell International Inc.                                513             13,784
                                                                               ------------
                                                                                     36,168
TELECOMMUNICATIONS - 15.8%
         AT&T Corp.                                                  443              8,524
         SBC Communications Inc.                                     423             10,808
                                                                               ------------
                                                                                     19,332
TOBACCO - 10.3%
         Altria Group Inc.                                           279             12,665
                                                                               ------------

         Total Common Stocks (cost $122,452)                                        121,308
                                                                               ------------

SHORT TERM INVESTMENTS - 0.8%
-----------------------------
MONEY MARKET FUNDS - 0.8%
         Dreyfus Cash Management Plus, 1.07% (a)                   1,031              1,031
                                                                               ------------

         Total Short Term Investments (cost $1,031)                                   1,031
                                                                               ------------

TOTAL INVESTMENTS - 99.9% (COST $123,483)                                           122,339
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                 87
----------------------------------------                                       ------------

TOTAL NET ASSETS - 100%                                                        $    122,426
-----------------------                                                        ============

FIRST TRUST/JNL THE DOW(SM) TARGET 5 FUND
COMMON STOCKS - 99.1%
---------------------
DIVERSIFIED FINANCIAL SERVICES - 25.8%
         JPMorgan Chase & Co.                                         54      $       1,847

MANUFACTURING - 42.9%
         General Electric Co.                                         53              1,517
         Honeywell International Inc.                                 58              1,549
                                                                               ------------
                                                                                      3,066
TELECOMMUNICATIONS - 30.4%
         AT&T Corp.                                                   50                958
         SBC Communications Inc.                                      48              1,214
                                                                               ------------
                                                                                      2,172
                                                                               ------------

         Total Common Stocks (cost $7,604)                                            7,085
                                                                               ------------

SHORT TERM INVESTMENTS - 0.7%
-----------------------------
MONEY MARKET FUNDS - 0.7%
         Dreyfus Cash Management Plus, 1.07% (a)                      50                 50
                                                                               ------------

         Total Short Term Investments (cost $50)                                         50
                                                                               ------------

TOTAL INVESTMENTS - 99.8% (COST $7,654)                                               7,135
---------------------------------------

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                                 13
----------------------------------------                                       ------------

TOTAL NET ASSETS - 100%                                                        $      7,148
-----------------------                                                        ============



FIRST TRUST/JNL THE S&P(R) TARGET 10 FUND
COMMON STOCKS - 98.9%
---------------------
AEROSPACE & DEFENSE - 7.6%
         Lockheed Martin Corp.                                       125     $        5,934

ELECTRIC - 10.4%
         Entergy Corp.                                               154              8,134

HEALTHCARE - 33.3%
         Anthem Inc. (b)                                             116              8,934
         UnitedHealth Group Inc.                                     170              8,547
         WellPoint Health Networks Inc. (b)                          101              8,525
                                                                               ------------
                                                                                     26,006
HOUSEHOLD PRODUCTS - 10.3%
         Fortune Brands Inc.                                         154              8,044

INSURANCE - 18.9%
         AFLAC Inc.                                                  235              7,228
         Principal Financial Group                                   234              7,530
                                                                               ------------
                                                                                     14,758
MANUFACTURING - 7.0%
         Eastman Kodak Co.                                           200              5,473

OIL & GAS SERVICES - 11.4%
         Halliburton Co.                                             384              8,840
                                                                               ------------

         Total Common Stocks (cost $73,013)                                          77,189
                                                                               ------------

SHORT TERM INVESTMENTS - 1.3%
-----------------------------
MONEY MARKET FUNDS - 1.3%
         Dreyfus Cash Management Plus, 1.07% (a)                   1,034              1,034
                                                                               ------------

         Total Short Term Investments (cost $1,034)                                   1,034
                                                                               ------------

TOTAL INVESTMENTS - 100.2% (COST $74,047)                                            78,223
-----------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.2%)                                            (129)
-------------------------------------------                                    ------------

TOTAL NET ASSETS - 100%                                                        $     78,094
-----------------------                                                        ============


NOTES TO THE SCHEDULES OF INVESTMENTS:
--------------------------------------------------------------------------------
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2003.
(b) Non-income producing security.


SUMMARY OF INVESTMENTS BY COUNTRY:

                  First Trust/JNL   First Trust/JNL  First Trust/JNL   First Trust/JNL  First Trust/JNL
                  Communications        Energy          Target 15         Healthcare      Technology
                    Sector Fund       Sector Fund         Fund            Sector Fund     Sector Fund
                    -----------       -----------         ----            -----------     -----------

Barbados              -  %               4.0%             -  %              -  %             -  %
Canada                -                 18.0              -                 5.5              3.8
Chile                 5.4               -                 -                 -                -
Finland               4.6               -                 -                 -                3.6
France                -                 3.9               -                 3.1              -
Germany               -                 -                 -                 -                5.0
Hong Kong             -                 -                 29.6              -                -
Israel                -                 -                 -                 -                4.9
Italy                 -                 3.4               -                 -                -
Japan                 5.1               -                 -                 -                -
Mexico                4.2               -                 -                 -                -
Netherlands           -                 3.8               -                 -                -
South Korea           4.0               -                 -                 -                -
Spain                 5.7               -                 -                 -                -
United Kingdom        4.6               -                 35.7              -                -
United States         66.4              66.9              34.7              91.4             82.7
                    ---------------------------------------------------------------------------------
TOTAL INVESTMENTS    100.0%            100.0%            100.0%            100.0%           100.0%
                    =================================================================================


SUMMARY OF OPEN CURRENCY CONTRACTS (in thousands):
-----------------------------------------------------------------------------------------------------
                  CURRENCY          SETTLEMENT       NOTIONAL          CURRENCY         UNREALIZED
                PURCHASED/SOLD         DATE           AMOUNT             VALUE          GAIN/(LOSS)
                --------------         ----           ------             -----          -----------

First Trust/JNL Global Target 15 Fund
-------------------------------------
                  GBP/USD           07/01/03         119 GBP           $    196         $    (2)
                  GBP/USD           07/03/03         123 GBP                203                -
                  HKD/USD           07/03/03       1,308 HKD                168                -
                                                                       --------         --------
                                                                            567              (2)
                                                                       ========         ========

JNL VARIABLE FUNDS (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except net asset value per share)
June 30, 2003

                                                                        JNL VARIABLE FUND LLC
                                   -------------------------------------------------------------------------------------------------
                                    First Trust/    First Trust/   First Trust/   First Trust/    First Trust/     First Trust/JNL
                                         JNL             JNL           JNL            JNL              JNL         Pharmaceutical/
                                   Communications      Energy       Financial     Global Target  Leading Brands      Healthcare
ASSETS                               Sector Fund     Sector Fund   Sector Fund      15 Fund        Sector Fund       Sector Fund
                                   ---------------- -------------- -------------  -------------  ---------------- ------------------

Investments in securities, at cost         $ 9,164        $ 7,062      $ 14,937       $ 59,184           $ 8,988           $ 20,237
                                   ================ ============== =============  =============  ================ ==================
Investments in securities, at
   value (a)                               $ 7,054        $ 7,653      $ 15,145       $ 62,071           $ 9,756           $ 22,149
Cash                                             -              -             -              -                 -                  -
Foreign currency                                 -              1             -            426                 -                  -
Receivables:
   Dividends and interest                        9             13            15             56                12                  5
   Foreign taxes recoverable                     1              7             -              -                 -                  1
   Fund shares sold                              1             13             6            569                16                 19
   Investment securities sold                    -              -             -              -                 -                  -
Collateral for securities loaned               702            268         2,314          1,248             1,134              2,706
                                   ---------------- -------------- -------------  -------------  ---------------- ------------------
TOTAL ASSETS                                 7,767          7,955        17,480         64,370            10,918             24,880
                                   ---------------- -------------- -------------  -------------  ---------------- ------------------

LIABILITIES
Cash overdraft                                   -              -             -              -                 -                  -
Payables:
   Administrative fees                           1              1             2             10                 1                  3
   Advisory fees                                 4              5            10             32                 6                 14
   Forward currency contracts                    -              -             -              2                 -                  -
   Fund shares redeemed                         10              1             2             94                 1                 23
   Investment securities purchased               -              -             -            748                 -                  -
Return of collateral for
   securities loaned                           702            268         2,314          1,248             1,134              2,706
                                   ---------------- -------------- -------------  -------------  ---------------- ------------------
TOTAL LIABILITIES                              717            275         2,328          2,134             1,142              2,746
                                   ---------------- -------------- -------------  -------------  ---------------- ------------------
NET ASSETS                                 $ 7,050        $ 7,680      $ 15,152       $ 62,236           $ 9,776           $ 22,134
                                   ================ ============== =============  =============  ================ ==================

NET ASSETS CONSIST OF:
Paid-in capital                           $ 21,973        $ 8,234      $ 15,932       $ 58,937           $ 9,607           $ 24,252
Undistributed (accumulated) net
   investment income (loss)                    (11)            95           292          2,190               127               (128)
Accumulated net realized gain (loss)       (12,802)        (1,240)       (1,280)        (1,777)             (726)            (3,902)
Net unrealized appreciation
   (depreciation)                           (2,110)           591           208          2,886               768              1,912
                                   ---------------- -------------- -------------  -------------  ---------------- ------------------
                                          $  7,050        $ 7,680      $ 15,152       $ 62,236           $ 9,776           $ 22,134
                                   ================ ============== =============  =============  ================ ==================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED               1,954            645         1,560          7,645             1,020              2,056
                                   ================ ============== =============  =============  ================ ==================
NET ASSET VALUE PER SHARE                 $   3.61        $ 11.90      $   9.71       $   8.14           $  9.58           $  10.77
---------------------------------  ================ ============== =============  =============  ================ ==================

(a) Including securities on loan of:      $    663        $   262      $  2,257       $  1,180           $ 1,085            $ 2,634

                     See Notes to the Financial Statements.


                                      First Trust/    First Trust/    First Trust/  First Trust/    First Trust/       First Trust/
                                          JNL              JNL            JNL          JNL The         JNL The            JNL The
                                       Target 25      Target Small-    Technology    Dow Target      Dow Target         S&P Target
ASSETS                                   Fund           Cap Fund      Sector Fund      10 Fund         5 Fund             10 Fund
                                    ---------------  --------------  ------------- -------------- ----------------  ----------------

Investments in securities, at cost      $ 68,805        $ 66,992       $ 20,330      $ 123,483          $ 7,654          $ 74,047
                                    ===============  ==============  ============= ============== ================  ================
Investments in securities, at           $ 71,781        $ 78,130       $ 17,599      $ 122,339          $ 7,135          $ 78,223
   value (a)                                   -               -              -              -                -                 -
Cash                                           -               -              -              -                -                 -
Foreign currency
Receivables:                                  26              20              3            616               19               164
   Dividends and interest                      7               -              1              -                -                 -
   Foreign taxes recoverable                 700             621              6            821                2               755
   Fund shares sold                            -               -              -              -                -                 -
   Investment securities sold              2,945           2,395          1,287          7,963                -             5,724
Collateral for securities loaned    ---------------  --------------  ------------- -------------- ----------------  ----------------
                                          75,459          81,166         18,896        131,739            7,156            84,866
TOTAL ASSETS                        ---------------  --------------  ------------- -------------- ----------------  ----------------


LIABILITIES                                      -               -              -              -                -                 -
Cash overdraft
Payables:                                        8               9              2             15                1                 9
   Administrative fees                          36              39             11             64                4                40
   Advisory fees                                 -               -              -              -                -                 -
   Forward currency contracts                   75              98             14            341                3                73
   Fund shares redeemed                        891             997              -            930                -               926
   Investment securities purchased           2,945           2,395          1,287          7,963                -             5,724
Return of collateral for            ---------------  --------------  ------------- -------------- ----------------  ----------------
   securities loaned                         3,955           3,538          1,314          9,313                8             6,772
                                    ---------------  --------------  ------------- -------------- ----------------  ----------------
TOTAL LIABILITIES                         $ 71,504        $ 77,628       $ 17,582      $ 122,426          $ 7,148        $   78,094
                                    ===============  ==============  ============= ============== ================  ================
NET ASSETS

NET ASSETS CONSIST OF:
Paid-in capital                           $ 69,879        $ 69,739       $ 38,504      $ 121,569          $ 8,710        $   81,992
Undistributed (accumulated) net
   investment income (loss)                  1,188             153           (449)         4,279              661               332
Accumulated net realized gain (loss)        (2,539)         (3,402)       (17,742)        (2,278)          (1,704)           (8,406)
Net unrealized appreciation
   (depreciation)                            2,976          11,138         (2,731)        (1,144)            (519)            4,176
                                    ---------------  --------------  ------------- -------------- ----------------  ----------------
                                          $ 71,504        $ 77,628       $ 17,582      $ 122,426          $ 7,148        $   78,094
                                    ===============  ==============  ============= ============== ================  ================

SHARES OUTSTANDING (NO PAR VALUE),
   UNLIMITED SHARES AUTHORIZED               8,538           5,493          3,484         14,483            1,012             9,504
                                    ===============  ==============  ============= ============== ================  ================
NET ASSET VALUE PER SHARE                 $   8.37        $  14.13       $   5.05      $    8.45          $  7.06        $     8.22
---------------------------------   ===============  ==============  ============= ============== ================  ================
(a) Including securities on loan of:      $  2,871        $  2,303       $  1,252      $   7,583          $     -        $    5,432

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (Unaudited)
STATEMENTS OF OPERATIONS (in thousands)
FOR THE PERIOD ENDED JUNE 30, 2003

                                                                          JNL VARIABLE FUND LLC
                                    --------------------------------------------------------------------------------------------

                                     First Trust/    First Trust/   First Trust/  First Trust/   First Trust/    First Trust/JNL
                                         JNL             JNL            JNL           JNL             JNL        Pharmaceutical/
                                    Communications      Energy       Financial    Global Target Leading Brands     Healthcare
                                     Sector Fund     Sector Fund    Sector Fund     15 Fund       Sector Fund     Sector Fund
                                    ---------------  -------------  ------------  ------------  ---------------- ---------------
INVESTMENT INCOME
   Dividends                                  $ 45          $  65       $   121       $ 1,443             $  71         $    65
   Interest                                      -              -             -             7                 -               -
   Foreign taxes withheld                       (1)            (4)            -           (55)                -              (1)
   Securities lending                            1              -             -            19                 -               1
                                    ---------------  -------------  ------------  ------------  ---------------- ---------------
TOTAL INVESTMENT INCOME                         45             61           121         1,414                71              65
                                    ---------------  -------------  ------------  ------------  ---------------- ---------------

EXPENSES
   Administrative fees                           5              5            11            41                 7              14
   Advisory fees                                23             27            52           135                34              72
   Managers fees                                 -              1             1             2                 -               1
   Legal fees                                    -              -             -             -                 -               -
                                    ---------------  -------------  ------------  ------------  ---------------- ---------------
TOTAL EXPENSES                                  28             33            64           178                41              87
                                    ---------------  -------------  ------------  ------------  ---------------- ---------------
NET INVESTMENT INCOME (LOSS)                    17             28            57         1,236                30             (22)
                                    ---------------  -------------  ------------  ------------  ---------------- ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                              (1,156)            32          (747)       (1,914)               46          (1,937)
   Foreign currency related items                -              -             -            17                 -               -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                               2,015            698         2,262         6,585               626           5,958
   Foreign currency related items                -              -             -            (2)                -               -
                                                                                                ---------------- ---------------
                                    ---------------  -------------  ------------  ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                 859            730         1,515         4,686               672           4,021
                                    ---------------  -------------  ------------  ------------  ---------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $ 876          $ 758       $ 1,572       $ 5,922             $ 702         $ 3,999
                                    ===============  =============  ============  ============  ================ ===============

                     See Notes to the Financial Statements.


                                         First Trust/    First Trust/  First Trust/   First Trust/   First Trust/   First Trust/
                                              JNL            JNL           JNL          JNL The        JNL The         JNL The
                                           Target 25     Target Small-  Technology     Dow Target    Dow Target      S&P Target
                                             Fund         Cap Fund     Sector Fund      10 Fund        5 Fund          10 Fund
                                        --------------  ------------  -------------  -------------  ------------  ----------------
INVESTMENT INCOME
   Dividends                                  $   799      $    169        $    30        $ 1,985         $ 129           $   430
   Interest                                         7             6              1              8             -                 6
   Foreign taxes withheld                         (19)            -             (3)             -             -                 -
   Securities lending                               9            11              -              5             -                 1
                                        --------------  ------------  -------------  -------------  ------------  ----------------
TOTAL INVESTMENT INCOME                           796           186             28          1,998           129               437
                                        --------------  ------------  -------------  -------------  ------------  ----------------

EXPENSES
   Administrative fees                             37            39             11             69             5                41
   Advisory fees                                  161           169             57            297            22               179
   Managers fees                                    3             3              1              6             -                 3
   Legal fees                                       1             1              -              1             -                 1
                                        --------------  ------------  -------------  -------------  ------------  ----------------
TOTAL EXPENSES                                    202           212             69            373            27               224
                                        --------------  ------------  -------------  -------------  ------------  ----------------
NET INVESTMENT INCOME (LOSS)                      594           (26)           (41)         1,625           102               213
                                        --------------  ------------  -------------  -------------  ------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                 (2,471)       (4,378)        (1,435)        (2,225)         (700)           (5,701)
   Foreign currency related items                   -             -              -              -             -                 -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                  6,058        14,942          4,311          7,816           913            10,189
   Foreign currency related items                   -             -              -              -             -                 -
                                        --------------  ------------  -------------  -------------  ------------  ----------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                  3,587        10,564          2,876          5,591           213             4,488
                                        --------------  ------------  -------------  -------------  ------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $ 4,181      $ 10,538        $ 2,835        $ 7,216         $ 315           $ 4,701
                                        ==============  ============  =============  =============  ============  ================

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (Unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Period Ended June 30, 2003

                                                                         JNL VARIABLE FUND LLC
                                          --------------------------------------------------------------------------

                                          First Trust/   First Trust/  First Trust/  First Trust/     First Trust/
                                               JNL           JNL           JNL            JNL             JNL
                                          Communications   Energy       Financial    Global Target   Leading Brands
OPERATIONS                                 Sector Fund   Sector Fund   Sector Fund      15 Fund       Sector Fund
                                          -------------- ------------  ------------  --------------  ---------------
   Net investment income (loss)                 $    17      $    28      $     57        $  1,236          $    30
   Net realized gain (loss) on:
      Investments                                (1,156)          32          (747)         (1,914)              46
      Foreign currency related items                  -            -             -              17                -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                 2,015          698         2,262           6,585              626
      Foreign currency related items                  -            -             -              (2)               -
                                          -------------- ------------  ------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  876          758         1,572           5,922              702
                                          -------------- ------------  ------------  --------------  ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                 797          843         1,333          30,436              931
   Cost of shares redeemed                         (727)      (1,329)       (1,937)         (4,623)          (1,323)
                                          -------------- ------------  ------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                           70         (486)         (604)         25,813             (392)
                                          -------------- ------------  ------------  --------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS               946          272           968          31,735              310

NET ASSETS BEGINNING OF PERIOD                    6,104        7,408        14,184          30,501            9,466
                                          -------------- ------------  ------------  --------------  ---------------

NET ASSETS END OF PERIOD                        $ 7,050      $ 7,680      $ 15,152        $ 62,236          $ 9,776
                                          ============== ============  ============  ==============  ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                     $   (11)     $    95      $    292        $  2,190          $   127
                                          ============== ============  ============  ==============  ===============

(1)SHARE TRANSACTIONS
Shares sold                                         245           75           145           4,197              104
Shares redeemed                                    (232)        (121)         (219)           (631)            (152)
                                          -------------- ------------  ------------  --------------  ---------------
Net increase (decrease)                              13          (46)          (74)          3,566              (48)
                                          ============== ============  ============  ==============  ===============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                         $ 1,112      $ 1,143       $ 4,660        $ 45,710          $ 3,136
Proceeds from sales of securities                 1,049        1,672         5,249          18,845            3,610


                     See Notes to the Financial Statements.



                                          First Trust/JNL     First Trust/   First Trust/    First Trust/
                                          Pharmaceutical/         JNL           JNL             JNL
                                             Healthcare        Target 25     Target Small-   Technology
OPERATIONS                                  Sector Fund          Fund         Cap Fund       Sector Fund
                                          -----------------   ------------   -----------     -----------
   Net investment income (loss)                   $    (22)      $    594      $    (26)       $    (41)
   Net realized gain (loss) on:
      Investments                                   (1,937)        (2,471)       (4,378)         (1,435)
      Foreign currency related items                     -              -             -               -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                    5,958          6,058        14,942           4,311
      Foreign currency related items                     -              -             -               -
                                          -----------------   ------------   -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   3,999          4,181        10,538           2,835
                                          -----------------   ------------   -----------     -----------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                  1,969         38,267        34,207           1,683
   Cost of shares redeemed                          (2,114)        (8,423)       (5,700)         (1,451)
                                          -----------------   ------------   -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                            (145)        29,844        28,507             232
                                          -----------------   ------------   -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS                3,854         34,025        39,045           3,067

NET ASSETS BEGINNING OF PERIOD                      18,280         37,479        38,583          14,515
                                          -----------------   ------------   -----------     -----------

NET ASSETS END OF PERIOD                          $ 22,134       $ 71,504      $ 77,628        $ 17,582
                                          =================   ============   ===========     ===========

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                       $   (128)      $  1,188      $    153        $   (449)
                                          =================   ============   ===========     ===========

(1)SHARE TRANSACTIONS
Shares sold                                            205          4,948         2,732             376
Shares redeemed                                       (229)        (1,091)         (462)           (329)
                                          -----------------   ------------   -----------     -----------
Net increase (decrease)                                (24)         3,857         2,270              47
                                          =================   ============   ===========     ===========

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                           $  3,958       $ 59,585      $ 62,277        $  3,459
Proceeds from sales of securities                    4,199         26,743        33,804           3,478


                     See Notes to the Financial Statements.


                                          First Trust/   First Trust/    First Trust/
                                            JNL The        JNL The         JNL The
                                           Dow Target     Dow Target      S&P Target
OPERATIONS                                  10 Fund         5 Fund         10 Fund
                                          -------------  -------------  ---------------
   Net investment income (loss)              $   1,625        $   102         $    213
   Net realized gain (loss) on:
      Investments                               (2,225)          (700)          (5,701)
      Foreign currency related items                 -              -                -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                7,816            913           10,189
      Foreign currency related items                 -              -                -
                                          -------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               7,216            315            4,701
                                          -------------  -------------  ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares             51,122            393           38,517
   Cost of shares redeemed                     (16,733)        (1,611)          (6,333)
                                          -------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                      34,389         (1,218)          32,184
                                          -------------  -------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS           41,605           (903)          36,885

NET ASSETS BEGINNING OF PERIOD                  80,821          8,051           41,209
                                          -------------  -------------  ---------------

NET ASSETS END OF PERIOD                     $ 122,426        $ 7,148         $ 78,094
                                          =============  =============  ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                  $   4,279        $   661         $    332
                                          =============  =============  ===============

(1)SHARE TRANSACTIONS
Shares sold                                      6,601             60            4,982
Shares redeemed                                 (2,167)          (267)            (825)
                                          -------------  -------------  ---------------
Net increase (decrease)                          4,434           (207)           4,157
                                          =============  =============  ===============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                      $  67,651        $ 5,478         $ 73,012
Proceeds from sales of securities               31,853          6,785           40,736


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Period Ended December 31, 2002
                                                                       JNL VARIABLE FUND LLC
                                      ------------------------------------------------------------------------------------------

                                       First Trust/    First Trust/  First Trust/ First Trust/   First Trust/    First Trust/JNL
                                           JNL             JNL           JNL          JNL             JNL        Pharmaceutical/
                                      Communications     Energy       Financial   Global Target  Leading Brands    Healthcare
OPERATIONS                             Sector Fund     Sector Fund   Sector Fund    15 Fund       Sector Fund     Sector Fund
                                      ---------------  ------------  ------------ ------------   --------------  ---------------
   Net investment income (loss)              $    11       $    33      $    117     $    570          $    37         $    (61)
   Net realized gain (loss) on:
      Investments                             (7,262)         (896)          (71)         417             (467)          (3,207)
      Foreign currency related items               -             -             -           (1)               -                -
   Net change in unrealized appreciation
     (depreciation) on:
      Investments                              2,163           504        (2,648)      (3,890)            (236)          (5,110)
      Foreign currency related items               -             -             -            1                -                -
                                      ---------------  ------------  ------------ ------------   --------------  ---------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                            (5,088)         (359)       (2,602)      (2,903)            (666)          (8,378)
                                      ---------------  ------------  ------------ ------------   --------------  ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares            3,922         3,781         6,306       29,875            4,471            8,276
   Cost of shares redeemed                    (3,201)       (3,482)       (5,431)      (4,546)          (2,345)          (6,118)
                                      ---------------  ------------  ------------ ------------   --------------  ---------------
Net increase in net assets
   from share transactions                       721           299           875       25,329            2,126            2,158
                                      ---------------  ------------  ------------ ------------   --------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS         (4,367)          (60)       (1,727)      22,426            1,460           (6,220)

NET ASSETS BEGINNING OF PERIOD                10,471         7,468        15,911        8,075            8,006           24,500
                                      ---------------  ------------  ------------ ------------   --------------  ---------------

NET ASSETS END OF PERIOD                     $ 6,104       $ 7,408      $ 14,184     $ 30,501          $ 9,466         $ 18,280
                                      ===============  ============  ============ ============   ==============  ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                  $   (28)      $    67      $    235     $    954          $    97         $   (106)
                                      ===============  ============  ============ ============   ==============  ===============

(1)SHARE TRANSACTIONS
Shares sold                                      983           337           627        3,724              476              773
Shares redeemed                                 (849)         (318)         (568)        (575)            (258)            (626)
                                      ---------------  ------------  ------------ ------------   --------------  ---------------
Net increase                                     134            19            59        3,149              218              147
                                      ===============  ============  ============ ============   ==============  ===============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                      $ 4,512       $ 4,605      $  5,143     $ 28,152          $ 4,753         $ 11,566
Proceeds from sales of securities              3,745         4,215         4,178        3,233            2,671            9,451


                     See Notes to the Financial Statements.


                                      First Trust/   First Trust/   First Trust/  First Trust/  First Trust/  First Trust/
                                          JNL            JNL            JNL        JNL The        JNL The        JNL The
                                       Target 25     Target Small-  Technology    Dow Target    Dow Target     S&P Target
OPERATIONS                               Fund          Cap Fund     Sector Fund    10 Fund        5 Fund         10 Fund
                                      ------------   -------------  ------------  -----------   ------------  --------------
   Net investment income (loss)          $    383        $    231      $   (136)    $  1,600        $   232        $     81
   Net realized gain (loss) on:
      Investments                             258            (202)       (7,033)         594            254          (1,162)
      Foreign currency related items            -               -             -            -              -               -
   Net change in unrealized appreciation
     (depreciation) on:
      Investments                          (3,633)         (4,260)       (1,432)      (8,661)        (1,701)         (5,499)
      Foreign currency related items            -               -             -            -              -               -
                                      ------------   -------------  ------------  -----------   ------------  --------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                         (2,992)         (4,231)       (8,601)      (6,467)        (1,215)         (6,580)
                                      ------------   -------------  ------------  -----------   ------------  --------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares        39,128          35,769         8,143       70,156          4,551          37,604
   Cost of shares redeemed                 (7,060)         (7,397)       (5,071)     (19,750)        (2,193)        (10,002)
                                      ------------   -------------  ------------  -----------   ------------  --------------
Net increase in net assets
   from share transactions                 32,068          28,372         3,072       50,406          2,358          27,602
                                      ------------   -------------  ------------  -----------   ------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS      29,076          24,141        (5,529)      43,939          1,143          21,022

NET ASSETS BEGINNING OF PERIOD              8,403          14,442        20,044       36,882          6,908          20,187
                                      ------------   -------------  ------------  -----------   ------------  --------------

NET ASSETS END OF PERIOD                 $ 37,479        $ 38,583      $ 14,515     $ 80,821        $ 8,051        $ 41,209
                                      ============   =============  ============  ===========   ============  ==============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)              $    594        $    179      $   (408)    $  2,654        $   559           $ 119
                                      ============   =============  ============  ===========   ============  ==============

(1)SHARE TRANSACTIONS
Shares sold                                 4,596           2,819         1,505        8,334            635           4,314
Shares redeemed                              (842)           (589)       (1,051)      (2,421)          (337)         (1,112)
                                      ------------   -------------  ------------  -----------   ------------  --------------
Net increase                                3,754           2,230           454        5,913            298           3,202
                                      ============   =============  ============  ===========   ============  ==============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                  $ 38,693        $ 42,505       $ 8,525     $ 63,076        $ 6,895        $ 46,815
Proceeds from sales of securities           6,754          14,488         5,514       11,885          3,959          19,598

                     See Notes to the Financial Statements.


JNL VARIABLE FUNDS (Unaudited)
FINANCIAL HIGHLIGHTS

                                       Increase (Decrease) from
                                        Investment Operations
                            ----------------------------------------
                Net Asset
                  Value          Net      Net Realized   Total from   Net Asset
   Period       Beginning    Investment   & Unrealized   Investment   Value, End
    Ended       of Period   Income (Loss) Gains (Losses) Operations   of Period
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FIRST TRUST/JNL COMMUNICATIONS SECTOR FUND

  06/30/03            $3.15         $0.01        $0.45        $0.46       $3.61
  12/31/02             5.79          0.01        (2.65)       (2.64)       3.15
  12/31/01            11.02          0.01        (5.24)       (5.23)       5.79
  12/31/00            15.09         (0.02)       (4.05)       (4.07)      11.02
07/02(a)-12/31/99     10.00             -         5.09         5.09       15.09

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FIRST TRUST/JNL ENERGY SECTOR FUND

  06/30/03            10.72          0.05         1.13         1.18       11.90
  12/31/02            11.11          0.05        (0.44)       (0.39)      10.72
  12/31/01            14.91          0.01        (3.81)       (3.80)      11.11
  12/31/00            10.27             -         4.64         4.64       14.91
07/02(a)-12/31/99     10.00          0.04         0.23         0.27       10.27

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FIRST TRUST/JNL FINANCIAL SECTOR FUND

  06/30/03             8.68          0.04         0.99         1.03        9.71
  12/31/02            10.10          0.07        (1.49)       (1.42)       8.68
  12/31/01            11.42          0.04        (1.36)       (1.32)      10.10
  12/31/00             8.97          0.02         2.43         2.45       11.42
07/02(a)-12/31/99     10.00          0.02        (1.05)       (1.03)       8.97

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FIRST TRUST/JNL GLOBAL TARGET 15 FUND

  06/30/03             7.48         (0.22)        0.88         0.66        8.14
  12/31/02             8.68         (0.39)       (0.81)       (1.20)       7.48
  12/31/01             8.74          0.09        (0.15)       (0.06)       8.68
  12/31/00             8.99          0.22        (0.47)       (0.25)       8.74
07/02(a)-12/31/99     10.00          0.11        (1.12)       (1.01)       8.99

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FIRST TRUST/JNL LEADING BRANDS SECTOR FUND

  06/30/03             8.86          0.03         0.69         0.72        9.58
  12/31/02             9.42          0.02        (0.58)       (0.56)       8.86
  12/31/01            10.31          0.02        (0.91)       (0.89)       9.42
  12/31/00             9.55          0.02         0.74         0.76       10.31
07/02(a)-12/31/99     10.00          0.03        (0.48)       (0.45)       9.55

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FIRST TRUST/JNL PHARMACEUTICAL/HEALTHCARE SECTOR FUND

  06/30/03             8.79         (0.01)        1.99         1.98       10.77
  12/31/02            12.67         (0.03)       (3.85)       (3.88)       8.79
  12/31/01            13.60         (0.03)       (0.90)       (0.93)      12.67
  12/31/00             9.74             -         3.86         3.86       13.60
07/02(a)-12/31/99     10.00             -        (0.26)       (0.26)       9.74

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET 25 FUND

  06/30/03             8.01         (0.13)        0.49         0.36        8.37
  12/31/02             9.07         (0.10)       (0.96)       (1.06)       8.01
  12/31/01             7.94          0.02         1.11         1.13        9.07
  12/31/00             8.30          0.13        (0.49)       (0.36)       7.94
07/02(a)-12/31/99     10.00          0.08        (1.78)       (1.70)       8.30

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET SMALL-CAP FUND

  06/30/03           $11.97        $(0.03)       $2.19        $2.16      $14.13
  12/31/02            14.54          0.11        (2.68)       (2.57)      11.97
  12/31/01            15.13          0.01        (0.60)       (0.59)      14.54
  12/31/00            12.38         (0.04)        2.79         2.75       15.13
07/02(a)-12/31/99     10.00         (0.02)        2.40         2.38       12.38

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FIRST TRUST/JNL TECHNOLOGY SECTOR FUND

  06/30/03             4.22         (0.01)        0.84         0.83        5.05
  12/31/02             6.72         (0.03)       (2.47)       (2.50)       4.22
  12/31/01            12.18             -        (5.46)       (5.46)       6.72
  12/31/00            15.39         (0.08)       (3.13)       (3.21)      12.18
07/02(a)-12/31/99     10.00         (0.01)        5.40         5.39       15.39

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 10 FUND

  06/30/03             8.04          0.03         0.38         0.41        8.45
  12/31/02             8.92          0.01        (0.89)       (0.88)       8.04
  12/31/01             9.18          0.07        (0.33)       (0.26)       8.92
  12/31/00             8.73          0.13         0.32         0.45        9.18
07/02(a)-12/31/99     10.00          0.05        (1.32)       (1.27)       8.73

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 5 FUND

  06/30/03             6.60          0.19         0.27         0.46        7.06
  12/31/02             7.50          0.10        (1.00)       (0.90)       6.60
  12/31/01             7.76          0.08        (0.34)       (0.26)       7.50
  12/31/00             7.79          0.22        (0.25)       (0.03)       7.76
07/02(a)-12/31/99     10.00          0.06        (2.27)       (2.21)       7.79

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FIRST TRUST/JNL THE S&P TARGET 10 FUND

  06/30/03             7.71          0.01         0.50         0.51        8.22
  12/31/02             9.41             -        (1.70)       (1.70)       7.71
  12/31/01            11.97          0.04        (2.60)       (2.56)       9.41
  12/31/00            11.06         (0.03)        0.94         0.91       11.97
07/02(a)-12/31/99     10.00          0.01         1.05         1.06       11.06

--------------------------------------------------------------------------------
(a) Commencement of operations July 2, 1999.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.

                     See Notes to the Financial Statements.



                                   Supplemental Data                           Ratio of Net
                        --------------------------------------    Ratio of      Investment
                                     Net Assets,                Expenses to    Income (Loss)
   Period                  Total     End of Period    Portfolio  Average Net    to Average
    Ended               Return (b)   (in thousands)   Turnover   Assets (c)    Net Assets (c)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL COMMUNICATIONS SECTOR FUND

  06/30/03                  14.60 %      $7,050        16.8%       0.92%        0.54 %
  12/31/02                 (45.60)        6,104        50.9        0.89         0.15
  12/31/01                 (47.46)       10,471        64.1        0.85        (0.08)
  12/31/00                 (26.97)       12,503        76.0        0.85        (0.25)
07/02(a)-12/31/99           50.90         5,049        85.7        0.85        (0.08)

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL ENERGY SECTOR FUND

  06/30/03                  11.01         7,680        15.7        0.92         0.77
  12/31/02                  (3.51)        7,408        53.0        0.89         0.42
  12/31/01                 (25.49)        7,468        67.6        0.85         0.33
  12/31/00                  45.18         5,226        54.3        0.85         0.40
07/02(a)-12/31/99            2.70           762       103.1        0.85         0.47

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL FINANCIAL SECTOR FUND

  06/30/03                  11.87        15,152        33.3        0.92         0.82
  12/31/02                 (14.06)       14,184        25.3        0.89         0.70
  12/31/01                 (11.56)       15,911        67.6        0.85         0.63
  12/31/00                  27.31        11,278        41.9        0.85         0.53
07/02(a)-12/31/99          (10.30)        2,496        61.5        0.85         0.73

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL GLOBAL TARGET 15 FUND

  06/30/03                   8.82        62,236        46.1        0.86         5.96
  12/31/02                 (13.82)       30,501        20.4        0.88         3.59
  12/31/01                  (0.69)        8,075        45.5        0.90         3.55
  12/31/00                  (2.78)        5,037        93.4        0.90         4.32
07/02(a)-12/31/99          (10.10)        2,034        80.5        0.90         3.44

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL LEADING BRANDS SECTOR FUND

  06/30/03                   8.13         9,776        34.5        0.92         0.65
  12/31/02                  (5.94)        9,466        28.5        0.89         0.39
  12/31/01                  (8.63)        8,006        61.7        0.85         0.71
  12/31/00                   7.96         4,301        52.9        0.85         0.57
07/02(a)-12/31/99           (4.50)        1,673        98.2        0.85         0.76

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL PHARMACEUTICAL/HEALTHCARE SECTOR FUND

  06/30/03                  22.53        22,134        20.5        0.92        (0.23)
  12/31/02                 (30.62)       18,280        44.0        0.89        (0.28)
  12/31/01                  (6.84)       24,500        52.5        0.85        (0.26)
  12/31/00                  39.63        17,462        63.0        0.85         0.04
07/02(a)-12/31/99           (2.60)        4,046        58.9        0.85         0.15

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET 25 FUND

  06/30/03                   4.49        71,504        54.0        0.81         2.39
  12/31/02                 (11.69)       37,479        35.6        0.82         2.05
  12/31/01                  14.23         8,403        49.0        0.85         2.34
  12/31/00                  (4.34)        3,569        85.0        0.85         2.71
07/02(a)-12/31/99          (17.00)        1,858        66.3        0.85         2.48

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL TARGET SMALL-CAP FUND

  06/30/03                  18.05 %     $77,628        64.0%       0.81%       (0.10)%
  12/31/02                 (17.68)       38,583        62.7        0.83         1.02
  12/31/01                  (3.90)       14,442        78.7        0.85        (0.25)
  12/31/00                  22.21         7,729       116.4        0.85        (0.47)
07/02(a)-12/31/99           23.80         2,100       102.5        0.85        (0.39)

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL TECHNOLOGY SECTOR FUND

  06/30/03                  19.67        17,582        22.6        0.92        (0.54)
  12/31/02                 (37.20)       14,515        32.4        0.89        (0.80)
  12/31/01                 (44.83)       20,044        64.4        0.85        (0.72)
  12/31/00                 (20.86)       20,071        81.5        0.85        (0.72)
07/02(a)-12/31/99           53.90         7,834        55.7        0.85        (0.40)

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 10 FUND

  06/30/03                   5.10       122,426        34.7        0.82         3.55
  12/31/02                  (9.87)       80,821        21.7        0.83         2.92
  12/31/01                  (2.83)       36,882        38.5        0.85         2.34
  12/31/00                   5.15        21,051        47.1        0.85         2.62
07/02(a)-12/31/99          (12.70)        7,786        23.3        0.85         2.53

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE DOW TARGET 5 FUND

  06/30/03                   6.97         7,148        81.5        0.82         3.09
  12/31/02                 (12.00)        8,051        48.7        0.83         2.83
  12/31/01                  (3.35)        6,908        52.8        0.85         2.63
  12/31/00                  (0.39)        5,038        42.0        0.85         3.52
07/02(a)-12/31/99          (22.10)        3,852        40.2        0.85         2.83

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
FIRST TRUST/JNL THE S&P TARGET 10 FUND

  06/30/03                   6.61        78,094        73.3        0.82         0.77
  12/31/02                 (18.07)       41,209        68.6        0.83         0.29
  12/31/01                 (21.39)       20,187        66.8        0.85         0.41
  12/31/00                   8.23        18,964        91.3        0.85        (0.27)
07/02(a)-12/31/99           10.60         9,192        27.9        0.85         0.16
----------------------------------------------------------------------------------------------

(a) Commencement of operations July 2, 1999.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.

                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------
                         JNL VARIABLE FUNDS (Unaudited)
                        NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

The JNL Variable Fund LLC (collectively the "JNL Variable Funds") is a limited liability company organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Funds are registered with the Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940. The JNL Variable Fund LLC includes the following twelve (12) separate Funds, each subadvised by First Trust Advisors L.P. ("First Trust"): First Trust/JNL Communications Sector Fund, First Trust/JNL Energy Sector Fund, First Trust/JNL Financial Sector Fund, First Trust/JNL Global Target 15 Fund, First Trust/JNL Leading Brands Sector Fund, First Trust/JNL Pharmaceutical/Healthcare Sector Fund, First Trust/JNL Target 25 Fund, First Trust/JNL Target Small-Cap Fund, First Trust/JNL Technology Sector Fund, First Trust/JNL The Dow Target 10 Fund, First Trust/JNL The Dow Target 5 Fund and First Trust/JNL The S&P Target 10 Fund. The shares of the JNL Variable Funds are sold to a life insurance company separate account to fund the benefits of variable annuity policies.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

FOREIGN SECURITIES -- Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

FOREIGN CURRENCY TRANSLATIONS -- The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of noon Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

SECURITIES LOANED -- The JNL Variable Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in a pooled money market instrument approved by the Adviser. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS -- No distributions of net investment income or realized capital gains are required.

FEDERAL INCOME TAXES -- The JNL Variable Fund LLC is a limited liability company with all of its interests owned by a single interest: Jackson National Separate Account-I. Accordingly, the JNL Variable Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson National and are not taxed separately. Under current tax law, interest and dividend income and capital gains of the JNL Variable Funds are not currently taxable when left to accumulate within a variable annuity contract.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM whereby JNAM provides investment management and transfer agency services. Each Fund in the JNL Variable Funds paid JNAM an annual investment advisory fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund as follows:

SECTOR FUNDS:
Assets                     Fees
------                     ----
$0 to $500 million         .75%
$500 million to $1 billion .70%
Over $1 billion            .65%

TARGET FUNDS:
Assets                     Fees
------                     ----
All assets                 .65%

A portion of the investment advisory fee is paid to First Trust as compensation for their services.

ADMINISTRATIVE FEE -- In addition to the investment advisory fee, each Fund in the JNL Variable Funds paid JNAM an annual Administrative Fee of 0.15% of the average daily net assets of the Fund, except for the First Trust/JNL Global Target 15 Fund which paid JNAM an annual Administrative Fee of 0.20% of the average daily net assets of the Fund.

In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.


                                   MANAGERS OF THE JNL VARIABLE FUND LLC, JNL VARIABLE FUND III LLC
                                         JNL VARIABLE FUND V LLC AND JNLNY VARIABLE FUND I LLC
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
                                                                                     NUMBER OF
                              CURRENT                                            PORTFOLIOS IN THE         OTHER
 MANAGER (AGE) & ADDRESS      POSITION                                             FUND COMPLEX        DIRECTORSHIPS
                              WITH THE     LENGTH OF     PRINCIPAL OCCUPATION     OVERSEEN BY THE       HELD BY THE
                                FUND      TIME SERVED    FOR THE PAST 5 YEARS         MANAGER             MANAGER
 ------------------------  ------------- ------------- ----------------------- -------------------- ------------------
-----------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGERS
-----------------------------------------------------------------------------------------------------------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Andrew B. Hopping* (44)     Manager and     10/98 to    Executive Vice                  77           None
1 Corporate Way             Chairman of     present     President, Chief
Lansing, MI 48951           the Board                   Financial Officer and
                            of Managers                 Treasurer of Jackson
                                                        National Life
                                                        Insurance Company;
                                                        Trustee or Manager,
                                                        and Chairman, of each
                                                        other investment
                                                        company in the Fund
                                                        Complex.
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Robert A. Fritts* (54)      Manager,        2/99 to     Vice President and              77           None
1 Corporate Way             President       present     Controller of Jackson
Lansing, MI 48951           and Chief                   National Life
                            Executive                   Insurance Company;
                            Officer                     Trustee or Manager,
                                                        and (since 12/02)
                                                        President and Chief
                                                        Executive Officer, of
                                                        each other investment
                                                        company in the Fund
                                                        Complex.
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
-----------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
-----------------------------------------------------------------------------------------------------------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Peter McPherson (62)        Manager       2/02 to 5/03  President, Michigan             20           Director of Dow
1 Corporate Way                                         State University                             Jones & Company
Lansing, MI 48951
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Dominic D'Annunzio (65)     Manager         (4/00 to    Acting Commissioner             77           None
1 Corporate Way                              2/02)      of Insurance for the
Lansing, MI 48951                           (6/03 to    State of Michigan
                                             present)   (1/90 to 5/90) (8/97
                                                        to 5/98),
                                                        Deputy Commissioner
                                                        of the Office of
                                                        Financial Analysis
                                                        and Examinations
                                                        (4/89 to 8/97)
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Michael Bouchard (47)       Manager          4/00 to    Sheriff, Oakland                20           None
1 Corporate Way                              present    County, Michigan,
Lansing, MI 48951                                       Senator - State of
                                                        Michigan (1991-1999)
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------
Michelle Engler (45)        Manager          4/00 to    First Lady of the               20           Director of
1 Corporate Way                              present    State of Michigan                            Federal Home Loan
Lansing, MI 48951                                       (1991-2002)                                  Mortgage
                                                                                                     Corporation
--------------------------- ------------- ------------- ----------------------- -------------------- ------------------

* Messrs. Hopping and Fritts are "interested persons" of the Funds due to their positions with Jackson National Life Insurance Company, which is the parent company of the Advisor and Distributor.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling (800) 766-4683.

        MANAGERS OF THE JNL VARIABLE FUND LLC, JNL VARIABLE FUND III LLC
              JNL VARIABLE FUND V LLC AND JNLNY VARIABLE FUND I LLC

Managers and officers that are interested persons of the Funds or the Adviser do not receive any compensation from the Funds for their services as Managers or officers. The following persons, who are disinterested Managers of the Fund, received from the Funds the compensation amounts indicated for the services as such.

                                                             PENSION OR
                                         AGGREGATE           RETIREMENT         ESTIMATED      TOTAL COMPENSATION
                                     COMPENSATION FROM    BENEFITS ACCRUED       ANNUAL             FROM THE
                                      THE JNL VARIABLE    AS PART OF FUND     BENEFITS UPON       JNL VARIABLE
            MANAGER                       FUNDS              EXPENSES          RETIREMENT             FUNDS
            -------                       -----              --------          ----------             -----

Michael Bouchard                         $10,000                 0                  0               $10,000
Michelle Engler                          $10,000                 0                  0               $10,000
Peter McPherson                           $5,000                 0                  0                $5,000




Item 2. Code of Ethics. N/A to the semi-annual filing.

Item 3. Audit Committee Financial Expert. N/A to the semi-annual filing.

Item 4. Principal Accountant Fees and Services. N/A to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.  N/A to the semi-annual filing.

Item 6. [Reserved]

Item 7.  Disclosure  of Proxy Voting  Policies  and  Procedures  for  Closed-End
Management  Investment  Companies.   N/A  as  this  is  an  Open-End  Management
Investment Company.

Item 8. [Reserved]

Item 9. Controls and Procedures. In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of August 27, 2003, and have concluded that our disclosure controls and procedures are effective. There was no change in our internal control over financial reporting during our last fiscal half year that has materially affected, or is reasonably likely to materially affect, our internal control over financial reporting.

Item 10. Exhibits.

a. (1) Code of Ethics - to be filed with the annual filing.
   (2) The Certifications required by Rule 30a of the Investment Company Act of 1940, as amended, are attached hereto.**
b. The Certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 8th day of September, 2003.

JNL Variable Fund, LLC
(Registrant)

      /s/ Robert A. Fritts
By_____________________________________
  Robert A. Fritts, President



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                            Title                         Date

/s/ Robert A. Fritts
_____________________________     President                  September 8, 2003
Robert A. Fritts


/s/ Andrew B. Hopping             Chief Financial Officer    September 8, 2003
_____________________________
Mark D. Nerud